Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

August 31, 2019

Dates Covered
Collections Period	08/01/19 - 08/31/19
Interest Accrual Period	08/15/19 - 09/15/19
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/19	302,816,427.06	17,943
Yield Supplement Overcollateralization Amount 07/31/19	12,609,046.14	0
Receivables Balance 07/31/19	315,425,473.20	17,943
Principal Payments	13,479,412.36	365
Defaulted Receivables	737,482.03	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/19	11,808,099.75	0
Pool Balance at 08/31/19	289,400,479.06	17,538

Pool Statistics	$ Amount	# of Accounts
Pool Factor	42.74%
Prepayment ABS Speed	1.48%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,388,527.98	170
Past Due 61-90 days	1,307,159.66	65
Past Due 91-120 days	114,057.07	8
Past Due 121+ days	0.00	0
Total	4,809,744.71	243

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.47%
Delinquency Trigger Occurred	NO

Recoveries	367,835.91
Aggregate Net Losses/(Gains) - August 2019	369,646.12
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.41%
Prior Net Losses Ratio	0.74%
Second Prior Net Losses Ratio	0.68%
Third Prior Net Losses Ratio	0.42%
Four Month Average	0.81%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.17%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.21%
Weighted Average APR, Yield Adjusted	5.48%
Weighted Average Remaining Term	43.65

Flow of Funds	$ Amount

Collections	14,697,180.92
Investment Earnings on Cash Accounts	4,686.42
Servicing Fee	(262,854.56)
Transfer to Collection Account	0.00
Available Funds	14,439,012.78

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	475,564.98
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	6,759,183.84
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	524,491.05

Total Distributions of Available Funds	14,439,012.78

Servicing Fee	262,854.56
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 08/15/19	296,159,662.90
Principal Paid	13,415,948.00
Note Balance @ 09/16/19	282,743,714.90

Class A-1
Note Balance @ 08/15/19	0.00
Principal Paid	0.00
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-2a
Note Balance @ 08/15/19	1,739,831.45
Principal Paid	1,739,831.45
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-2b
Note Balance @ 08/15/19	1,739,831.45
Principal Paid	1,739,831.45
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-3
Note Balance @ 08/15/19	229,000,000.00
Principal Paid	9,936,285.10
Note Balance @ 09/16/19	219,063,714.90
Note Factor @ 09/16/19	95.6610109%

Class A-4
Note Balance @ 08/15/19	52,030,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	52,030,000.00
Note Factor @ 09/16/19	100.0000000%

Class B
Note Balance @ 08/15/19	11,650,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	11,650,000.00
Note Factor @ 09/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	498,573.73
Total Principal Paid	13,415,948.00
Total Paid	13,914,521.73

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	2,334.27
Principal Paid	1,739,831.45
Total Paid to A-2a Holders	1,742,165.72

Class A-2b
One-Month Libor	2.19513%
Coupon	2.29513%
Interest Paid	3,549.46
Principal Paid	1,739,831.45
Total Paid to A-2b Holders	1,743,380.91

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	9,936,285.10
Total Paid to A-3 Holders	10,308,410.10

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7546372
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.3062723
Total Distribution Amount	21.0609095

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0186742
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	13.9186516
Total A-2a Distribution Amount	13.9373258

A-2b Interest Distribution Amount	0.0283957
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	13.9186516
Total A-2b Distribution Amount	13.9470473

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.3898913
Total A-3 Distribution Amount	45.0148913

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	503.82
Noteholders' Principal Distributable Amount	496.18

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/19	1,664,191.04
Investment Earnings	3,017.70
Investment Earnings Paid	(3,017.70)
Deposit/(Withdrawal)	-
Balance as of 09/16/19	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04